Restructuring Charges - Schedule of Balance of Restructuring Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost And Reserve [Line Items]
Additional accruals		$ 2	$ 6	$ 19
Employee Severance and Benefits
Restructuring Cost And Reserve [Line Items]
Restructuring Reserve		2	1	4
Additional accruals		25	20	27
Cash payments		(11)	(19)	(30)
Restructuring Reserve		$ 16	2	1
Facility Restructuring
Restructuring Cost And Reserve [Line Items]
Restructuring Reserve			4	7
Additional accruals				2
Cash payments				(5)
Adjustment	[1]		$ (4)
Restructuring Reserve				$ 4

[1]	(1) Represents a reclassification to reduce ROU assets as part of the transition to ASC Topic 842.